Note 8 - Stock Incentive Plan (Details Textual) - USD ($)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total	$ 70,203
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)	8 months 12 days
Share-based Payment Arrangement, Expense	$ 73,676	$ 91,546